Deferred day 1 profits or losses_Changes of deferred day 1 profits or losses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of aggregate difference between fair value at initial recognition and amount determined using valuation technique yet to be recognised [Abstract]
Beginning balance	₩ 25,463	₩ 7,416	₩ 13,422
Changes in aggregate difference between fair value at initial recognition and amount determined using valuation technique yet to be recognised [Abstract]
New transactions	53,289	23,678	500
Amounts recognized in losses	(26,493)	(5,631)	(6,506)
Ending balance	₩ 52,259	₩ 25,463	₩ 7,416